Investment Strategy - State Street SPDR Portfolio Ultra Short T-Bill ETF	Sep. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the ICE BofA U.S. Treasury Bill Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal circumstances, the Fund will invest at least 80%, of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days' notice. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. The Index is designed to measure the performance of public obligations of the U.S. Treasury issued in the US market that have a remaining maturity of greater than or equal to one month and less than 12 months. In addition, qualifying securities must be U.S. dollar denominated and have a minimum amount outstanding of $1 billion. Securities issued or marketed primarily to retail investors are excluded from the Index. The Index is market capitalization weighted.The Index is rebalanced on the last calendar day of the month, based on data available up to and including the third business day before the last business day of the month. New issues each month must settle on or before the following calendar month end in order to qualify for inclusion for the coming month. As of August 31, 2025, there were approximately 41 securities in the Index.The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.